Loss per share - Schedule of Potentially Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Potentially dilutive securities	10,313,255,000	4,633,419,000	4,921,420,000
Incentive Plan 2014
Earnings per share [line items]
Potentially dilutive securities	0	0	2,074,996,000
Share Purchase Plan 2016
Earnings per share [line items]
Potentially dilutive securities	0	0	2,784,918,000
2019 Equity Incentive Plan - Share Options
Earnings per share [line items]
Potentially dilutive securities	5,951,115,000	2,904,673,000	61,506,000
2019 Equity Incentive Plan - RSUs
Earnings per share [line items]
Potentially dilutive securities	495,879,000	63,281,000	0
Conversion of the principal amount of convertible loans into the Company's common shares
Earnings per share [line items]
Potentially dilutive securities	3,866,261,000	1,665,465,000	0